Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial instruments
Liabilities	£ 652,775	£ 655,485
Financial Liabilities	652,775	655,485
Bank deposits
Financial instruments
Financial Liabilities	25,626	22,190
Items in course of transmission to other banks	496	92
Customer deposits
Financial instruments
Financial Liabilities	432,975	431,377
Settlement balances
Financial instruments
Financial Liabilities	7,142	6,645
Trading liabilities
Financial instruments
Financial Liabilities	54,167	53,636
Derivatives
Financial instruments
Financial Liabilities	60,849	72,395
Net hedging derivative liabilities	359	270
Other financial liabilities
Financial instruments
Financial Liabilities	58,275	55,089
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0
Subordinated liabilities
Financial instruments
Financial Liabilities	6,032	5,714
Notes in circulation
Financial instruments
Financial Liabilities	3,254	3,237
Other Financial liabilities
Financial instruments
Financial Liabilities	4,455	5,202
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	8,974	8,731
Held-for-trading
Financial instruments
Financial Liabilities	115,016	126,031
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	54,167	53,636
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	60,849	72,395
DFV
Financial instruments
Financial Liabilities	3,517	3,125
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	3,288	2,888
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	229	237
Amortised cost
Financial instruments
Financial Liabilities	530,453	521,875
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	25,626	22,190
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	432,975	431,377
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	7,142	6,645
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	54,987	52,201
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	5,803	5,477
Amortised cost | Notes in circulation
Financial instruments
Financial Liabilities	3,254	3,237
Amortised cost | Other Financial liabilities
Financial instruments
Financial Liabilities	666	748
Other Financial liabilities
Financial instruments
Financial Liabilities	3,789	4,454
Lease liabilities	610	670
Other Financial liabilities | Other Financial liabilities
Financial instruments
Financial Liabilities	£ 3,789	£ 4,454